RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
RELATED PARTY TRANSACTIONS

26   RELATED PARTY TRANSACTIONS

During the six-month periods ended June 30, 2019 and 2020, the related parties of the Company are as follows:

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Company entered into the following material related party transactions.

(a)   Major transactions with related parties

		Six-month periods ended June 30,
		2019	2020
		(unaudited)

Commission income
STT Singapore DC Pte. Ltd.	(i)	—	246
STT DEFU 2 Pte. Ltd.	(i)	—	244
		—	490

(b)   Major balances with related parties

		As of
		December 31,	June 30,
		2019	2020

Amount due to related parties:	(i)
STT DEFU 2 Pte. Ltd.		6,638	11,193
STT Singapore DC Pte. Ltd.		5,350	10,195
		11,988	21,388

Note (i):

During the year ended December 31, 2019, the Company successfully referred a customer to STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. As of December 31, 2019, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the six-month period ended June 30, 2020, the Company recognized RMB246 and RMB244, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB17,237 and RMB19,655, respectively. As of June 30, 2020, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

These amounts due to related parties are trade in nature and are settled on a recurring basis.